Organization and Business Operation (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)			3 Months Ended	12 Months Ended
	Oct. 20, 2021	Oct. 14, 2021	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Organization and Business Operation
Price per share (in Dollars per share)			$ 10.10	$ 10.10
Transaction costs			$ 10,949,821	$ 10,994,371
Underwriting commissions			2,300,000	2,300,000
Deferred underwriting commissions			4,025,000	4,025,000
Incentives to anchor investors			4,073,565	4,073,565
Other offering costs			$ 551,256	$ 595,806
Aggregate fair market value percentage			80.00%	80.00%
Initial business combination description			If the Company does not consummate an initial Business Combination within 18 months from the closing of the IPO (the “Combination Period”) and the Company’s shareholders do not amend the Certificate of Incorporation to provide the Company with more time to consummate a Business Combination, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company but net of taxes payable (and less up to $50,000 of interest to pay liquidation expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company does not consummate an initial Business Combination within 18 months from the closing of the IPO (the “Combination Period”) and the Company’s shareholders do not amend the Certificate of Incorporation to provide the Company with more time to consummate a Business Combination, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company but net of taxes payable (and less up to $50,000 of interest to pay liquidation expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Public shares percentage			100.00%	100.00%
Cash			$ 59,182	$ 183,019
Working capital deficit			3,196,246	2,704,513
Unsecured promissory note				182,127
Working capital loans			1,420,945	1,264,945
IPO
Organization and Business Operation
Consummated IPO (in Shares)		10,000,000
Per unit (in Dollars per share)		$ 10.00
Generating gross proceeds		$ 100,000,000
Ordinary share per share (in Dollars per share)		$ 11.50
Private Placement Warrant
Organization and Business Operation
Warrants shares		4,550,000
Price per share (in Dollars per share)	$ 1.00	$ 1.00
Gross Proceed	$ 450,000	$ 4,550,000
Additional units (in Shares)	450,000
Over-Allotment Option
Organization and Business Operation
Price per share (in Dollars per share)	$ 10.10
Additional units (in Shares)	1,500,000
Generating gross proceed amounts	$ 15,000,000
Net proceeds	$ 116,150,000
Sponsor
Organization and Business Operation
Payments from the sponsor			$ 25,000	$ 25,000
Business Combination
Organization and Business Operation
Outstanding voting securities percentage			50.00%	50.00%
Outstanding public shares percentage			100.00%	100.00%